KEY MANAGEMENT COMPENSATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
KEY MANAGEMENT COMPENSATION
Salaries and other short-term benefits	$ 1,942	$ 2,614
Share-based compensation	1,979	2,990
Total related party transactions	$ 3,921	$ 5,604